STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Net loss	$ (6,639,926)	$ (5,469,502)	$ (7,435,422)	$ (4,560,263)	$ (31,480,426)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	384,083	439,587	584,841	580,114	2,416,038
Stock-based compensation	1,159,911	655,656	907,460	353,340	2,854,873
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	257,973	213,792	471,765
Issuance of stock for technology and services	0	0	0	0	89,520
Impairment of intangible assets	0	0	0	19,671	19,671
Loss on disposal of fixed assets	0	6,009	6,009	0	36,477
Loss on derivative warrants	42,178	66,820	12,158	0	12,158
Changes in:
Prepaid expenses and other current assets	(81,012)	(224,548)	(175,883)	18,584	(238,797)
Accounts payable and accrued liabilities	234,767	(331,357)	(294,969)	(322,707)	97,912
Accrued interest	0	158,672	158,673	305,049	463,722
Deferred rent	8,828	6,083	9,070	9,973	124,381
Cash used in operating activities	(4,891,171)	(4,434,607)	(5,970,090)	(3,382,447)	(25,132,706)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649	0	905,649
Purchases of fixed assets	37,142	112,195	118,411	1,652	5,486,592
Proceeds from sale of fixed assets	0	0	0	0	7,000
Purchases of short-term certificates of deposit	0	0	0	0	(5,500,730)
Proceeds from short-term certificates of deposit	0	0	0	0	5,500,730
Change in restricted cash	0	500,000	500,000	0	(55,000)
Payment for intangible assets	0	0	0	0	(19,671)
Cash provided by (used in) investing activities	(37,142)	1,293,454	1,287,238	(1,652)	(4,648,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes	0	0	0	2,720,985	2,720,985
Proceeds from long-term obligations	0	0	0	450,000	1,677,945
Payments on long-term obligations	0	(675,743)	(675,743)	(190,789)	(1,227,944)
Payments on capital lease obligations	(1,661)	(1,549)	(2,085)	(1,944)	(4,648)
Proceeds from issuance of common stock, net of issuance costs	4,870,978	4,866,406	10,164,546	0	31,874,254
Proceeds from exercise of warrant	150,800	0	0	0	250,000
Repurchase of common stock	0	0	0	0	(31,667)
Cash paid in lieu of fractional shares in a business combination	0	(145)	(145)	0	(145)
Change in deferred issuance costs	0	(130,800)	28,500	99,461	28,500
Cash provided by (used in) financing activities	5,020,117	4,058,169	9,515,073	3,077,713	35,287,280
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	91,804	917,016	4,832,221	(306,386)	5,505,960
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	673,739	980,125	0
CASH AND EQUIVALENTS AT END OF PERIOD	5,597,764	1,590,755	5,505,960	673,739	5,505,960
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	13,716	54,454	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	48,339	0	48,339
Issuance of common stock upon conversion of notes payable and accrued interest	0	3,184,707	3,184,707	0	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,408	78,408	0	78,408
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,616)	(439,616)	0	(439,616)
Excess of purchase price over net assets acquired in a business combination	$ 0	$ 1,675,462	$ 1,675,462	$ 0	$ 1,675,462